UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-07354

          BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Investment Quality Municipal Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—160.7%
			Alabama—5.8%
AAA	$14,000		Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$ 15,479,380

			Alaska—2.3%
AAA	6,015		Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	6,156,172

			California—31.1%
			California,
AAA	10,000		5.00%, 3/01/33	03/15 @ 100	10,504,400
A	5,770		GO, 5.625%, 5/01/18	05/10 @ 101	6,339,672
			Foothill/Eastn. Transp. Corridor Agcy.,
BBB	7,000		Refdg. Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14 @ 101	5,880,140
BBB	3,495		Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,564,795
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	13,000		5.50%, 6/01/43	06/13 @ 100	14,411,540
A-	6,900		5.625%, 6/01/38	06/13 @ 100	7,731,726
A-	6,840		Golden St. Tobacco Sec. Corp. Tobacco Settlement Rev., Ser. A, 5.00%, 6/01/45	06/15 @ 100	7,023,586
A3	6,840		Hlth. Fac. Fin. Auth. Rev., Cedars Sinai Med Center Proj., 5.00%, 11/15/34	11/15 @ 100	7,016,267
AAA	10,945		Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	3,995,582
AAA	15,460		Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., 5.95%, 12/01/07, AMBAC	No Opt. Call	16,560,133

					83,027,841

			Colorado—0.9%
AAA	2,250	[3]	E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A	2,325,105

			Connecticut—1.2%
Baa3	3,000		Mashantucket Western Pequot Tribe Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,107,160

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	5,895,456

			Florida—19.8%
AAA	4,265		Brd. of Ed., Cap. Outlay, Ser. J, 5.00%, 6/01/31	06/13 @ 101	4,507,807
AAA	5,705		Brd. of Ed. Pub. Ed., Cap. Outlay, Ser. A, 5.00%, 6/01/31	06/14 @ 101	6,036,061
NR	2,110		Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,198,071
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,123,169
NR	2,250		Live Oak Cmnty. Dev. Dist. Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,296,125
BB+	4,755		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,343,336
AAA	5,000		Miami Dade Cnty., Bldg. Better Coms. Proj., 5.00%, 7/01/35, FGIC	07/15 @ 100	5,292,250
			Miami Dade Cnty. Spec. Oblig. Cap. Apprec., Ser. A, MBIA,
AAA	3,380		Zero Coupon, 10/01/31	10/15 @ 44.051	875,657
AAA	4,225		Zero Coupon, 10/01/32	10/15 @ 41.782	1,036,773
AAA	4,000		Zero Coupon, 10/01/33	10/15 @ 39.621	932,080
AAA	4,580		Zero Coupon, 10/01/34	10/15 @ 37.635	1,013,416
AAA	5,000		Zero Coupon, 10/01/35	10/15 @ 35.678	1,050,600
AAA	10,000		Zero Coupon, 10/01/36	10/15 @ 33.817	1,989,200
AAA	10,000		Zero Coupon, 10/01/37	10/15 @ 32.047	1,888,700
NR	4,000		Town Center Palm Coast Cmnty., 6.00%, 5/01/36	05/13 @ 101	4,079,880
NR	10,000		Vlg. Cmnty. Dev. Dist. No. 6 Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,242,200

					52,905,325

			Georgia—6.1%
			Atlanta Arpt. Passenger Fac., FSA,
AAA	5,000		Ser. C, 5.00%, 1/01/33	07/14 @ 100	5,241,550
AAA	5,000		Ser. J, 5.00%, 1/01/34	01/15 @ 100	5,240,750
AAA	4,000		Atlanta Wtr. & Wstwtr. Rev., 5.00%, 11/01/34, FSA	11/14 @ 100	4,214,600
BBB	1,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. &
			St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,598,670

					16,295,570

			Hawaii—1.6%
AAA	2,500		Dept. of Budget & Fin., Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,743,550
AAA	1,360		Honolulu City & County Wastewtr. Sys. Rev., Ser. A, 5.00%, 7/01/35, FGIC	07/15 @ 100	1,434,990

					4,178,540

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—11.0%
NR	$ 1,920		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	$ 1,957,190
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/07, AMBAC	N/A	1,125,415
AAA	5,000		Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,514,350
			Edl. Fac. Auth., FGIC,
AAA	2,070		5.45%, 7/01/14	08/05 @ 100	2,089,458
AAA	2,575		5.70%, 7/01/13	08/05 @ 100	2,602,321
AA+	5,800		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,257,794
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	875		Ser. A, 5.125%, 6/01/35	06/14 @ 100	875,245
Baa3	700		Ser. B, 5.375%, 6/01/35	06/14 @ 100	700,189
BB+	690		Finance Auth. Rev., Friendship Village Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	689,365
			O’Hare Intl. Arpt.,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,046,570
AAA	1,610		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,681,194
AAA	3,540		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,726,594

					29,265,685

			Kentucky—4.3%
AAA	15,715		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,699,619
AAA	4,530		Louisville & Jefferson Cnty. Met. Swr. Dist., Ser. A, 5.00%, 5/15/38, FGIC	05/14 @ 101	4,780,599

					11,480,218

			Louisiana—1.9%
AAA	4,640		New Orleans, GO, 5.875%, 11/01/09, FSA	11/09 @ 100	5,128,685

			Maryland—0.7%
Baa1	1,740		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,810,279

			Massachusetts—4.6%
AAA	10,215		Massachusetts St. School Bldg. Auth. Ded. Sales Tax Rev., Ser. A, 5.00%, 8/15/30, FSA	08/15 @ 100	10,809,717
AAA	1,460		Tpke. Auth. Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,502,793

					12,312,510

			Michigan—1.6%
BB+	4,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	4,193,400

			Multi-State—4.6%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.6%, 11/30/50	11/10 @ 100	7,844,410
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,503,480

					12,347,890

			New Jersey—4.2%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., GO, Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,192,040
BBB	7,000		Econ. Dev. Auth. Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	7,466,410
NR	1,510		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,493,798

					11,152,248

			New York—7.0%
AAA	1,865		Dorm. Auth., Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21, MBIA	07/10 @ 101	1,569,491
			New York City, GO, Ser. E,
A+	4,805	[5]	6.50%, 2/15/06	ETM	4,902,013
A+	2,195	[5]	6.50%, 2/15/06	No Opt. Call	2,238,022
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	4,000		6.00%, 1/01/08	08/05 @ 101	4,052,440
A-	1,000		6.00%, 1/01/15	08/05 @ 101	1,013,110
AAA	3,115		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	3,310,684
AAA	2,030		York Dorm. Auth., Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/23, MBIA	07/10 @ 101	1,709,159

					18,794,919

			North Carolina—2.0%
AAA	5,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,450,700

			Ohio—3.7%
			Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,953,558
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,668,600
AAA	290		Cuyahoga Cnty. Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM	299,599

					9,921,757

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Oklahoma—1.2%
B-	$ 2,900		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	$ 3,098,969

			Oregon—1.1%
BB+	2,930		Klamath Falls Elec., Klamath Cogen Proj., 5.50%, 1/01/07	No Opt. Call	2,970,727

			Pennsylvania—8.3%
			Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	2,000		6.25%, 11/01/31	05/11 @ 101	2,153,920
A3	3,100		6.375%, 11/01/41	05/11 @ 101	3,349,705
BB-	8,235		Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj.,
			Ser. A, 6.75%, 12/01/36	12/09 @ 103	8,863,660
AAA	4,000		Econ. Dev. Fin. Auth. Spec. Tax, Philadelphia Fdg. Prog. Proj., 5.50%, 6/15/20, FGIC	06/06 @ 100	4,087,520
A	2,750	[3]	Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.875%, 1/01/06	N/A	2,812,425
			McKeesport Area Sch. Dist., FGIC,
AAA	870		Zero Coupon, 10/01/31	ETM	254,771
AAA	2,435		Zero Coupon, 10/01/31	No Opt. Call	674,105

					22,196,106

			Rhode Island—0.8%
AAA	2,000		Hlth. & Edl. Bldg. Corp. Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	2,103,200

			South Carolina—2.6%
			Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,387,244
BBB+	4,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	4,554,240

					6,941,484

			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,298,082

			Texas—15.2%
Ba3	6,320		Affordable Hsg. Corp. Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11 @ 102	5,028,508
BBB	4,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	4,777,042
AAA	6,000	[3]	Grapevine, GO, 5.875%, 8/15/10, FGIC	N/A	6,719,880
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	829,050
AAA	8,375		Humble Indpt. Sch. Dist. Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	8,802,628
AAA	9,495		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34	02/14 @ 100	9,875,939
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,560,700
AA+	1,000		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,100,360

					40,694,107

			Utah—0.7%
AAA	1,950		Intermountain Pwr. Agcy. Pwr. Sply. Rev., 5.00%, 7/01/13, AMBAC	ETM	1,969,266

			Washington—8.2%
AAA	2,500		Port Seattle Rev., Ser. A, 5.00%, 3/01/35, MBIA	03/15 @ 100	2,620,100
AAA	13,395		Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	13,992,685
			Washington, GO,
Aa1	4,000	[3]	Ser. A, 5.375%, 7/01/2006	N/A	4,093,000
Aa1	1,000	[3]	Ser. B, 6.00%, 1/01/2010	N/A	1,110,830

					21,816,615

			Wisconsin—1.3%
A-	3,220		Hlth. & Edl. Facs. Auth., Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,572,171

			Puerto Rico—2.7%
BBB-	21,395		Childrens Trust Fund Puerto Rico Tobacco Settlement Rev., Ser. A, Zero Coupon, 5/15/50	05/15 @ 11.191	1,358,155
BBB+	5,510		Puerto Rico Comnwlth Infra. Fin. Auth. Spl. Tax Rev., Ser. B, 5.00%, 7/01/41	07/15 @ 100	5,741,530

					7,099,685

			Total Long-Term Investments (cost $401,779,516)		428,989,252

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—3.1%
			Pennsylvania—0.4%
A1+	$1,200	[6]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs., 2.07%, 8/01/05, FRDD	$ 1,200,000

	Shares
	(000)

			Money Market Funds—2.7%
	7,250		AIM Tax Free Investment Co. Cash Reserve Portfolio	7,250,000

			Total Short-Term Investments (cost $8,450,000)	8,450,000

			Total Investments 163.8% (cost $410,229,5167)	437,439,252
			Liabilities in excess of other assets (including $28,608,534 of investment purchase
			payable)—(8.9%)	(23,798,463)
			Preferred stock at redemption value, including dividends payable—(54.9%)	(146,647,323)

			Net Assets Applicable to Common Shareholders—100%	$ 266,993,466

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 4.6% of it nets assets, with a current market value of $12,347,890, in securities restricted as to resale.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,259,973 on 669 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $74,248,547, with an unrealized gain of $970,676.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $410,177,125. The net unrealized appreciation on a tax basis is $27,262,127, consisting of $28,742,676 gross unrealized appreciation and $1,480,549 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005